Repossessed Assets Acquired In Settlement Of Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Real Estate and Other Assets Repossessed [Roll Forward]
Balance, beginning of year	$ 4,361,411	$ 3,229,710	$ 3,947,226
Additions	1,026,178	4,362,635	1,638,135
Sales	(2,626,375)	(2,918,587)	(1,850,651)
Write-downs	(40,000)	(312,347)	(505,000)
Balance, end of year	$ 2,721,214	$ 4,361,411	$ 3,229,710